FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 89.2%
	ASSET-BACKED SECURITIES — 27.1%
	AUTO — 6.1%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,161,711
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,878,139
	CarMax Auto Owner Trust
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,437,629
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,951,470
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	21,032,646
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,590,060
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,231,849
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,861,055
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,987,448
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	37,560,695
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	51,191,289
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,333,213
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	66,003,190
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,914,296
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	10,044,939
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	9,000,031
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,418,440
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,690,246
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,391,844
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,102,184
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	54,501,516
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,805,803
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	58,376,507
	Toyota Auto Receivables Owner Trust
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,283,905
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	20,064,030
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,935,189
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,776,095
	World Omni Auto Receivables Trust
14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	14,702,941

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	$21,816,608
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,564,987
		653,609,955
	COLLATERALIZED LOAN OBLIGATION — 3.0%
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 6.305% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,323,285
51,840,000	Series 2023-2A, Class A1, 6.454% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	52,194,948
52,569,000	Series 2023-4A, Class A, 6.330% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	53,088,855
	Fortress Credit Opportunities Ltd.
118,776,000	Series 2017-9A, Class A1TR, 5.716% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	119,138,267
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 6.365% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,821,476
41,996,000	Series 2019-46A, Class A1R, 5.694% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,082,932
		320,649,763
	EQUIPMENT — 10.9%
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	4,115,930
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	13,425,963
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	39,214,493
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,978,077
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,670,806
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	15,238,743
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	59,296,326
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,411,116
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,820,576
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,468,039
	Coinstar Funding LLC
11,735,790	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	13,355,057
	Enterprise Fleet Financing LLC
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,607,217
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,074,587
11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	11,758,178
19,554,000	Series 2025-4, Class A4, 4.280%, 6/20/2032(a)	19,612,390
	Ford Credit Floorplan Master Owner Trust

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	$84,343,064
46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	47,754,604
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	27,325,851
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,435,651
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	48,407,090
	GreatAmerica Leasing Receivables Funding LLC
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,743,083
8,123,000	Series 2025-2, Class A4, 4.290%, 9/15/2032(a)	8,173,369
	Hertz Vehicle Financing LLC
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	43,791,839
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	37,747,890
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	71,920,789
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,811,332
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,864,371
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	16,047,560
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	13,136,410
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,541,800
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,929,171
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,883,245
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	25,101,116
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,865,004
29,990,727	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	31,040,091
16,651,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	17,189,130
19,621,000	Series 2025-B, Class A4, 4.290%, 9/13/2050(a)	19,581,175
	Prop 2017-1A
7,918,782	5.300%, 3/15/2042(c),(d)	7,562,437
	Verizon Master Trust
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	79,392,621
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	87,781,165
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	32,095,554
	Volvo Financial Equipment LLC
4,788,000	Series 2025-2A, Class A4, 4.060%, 6/15/2033(a)	4,798,550
		1,179,311,460
	OTHER — 7.1%
	ABPCI Direct Lending Fund LLC
21,252,502	Series 2022-2A, Class A1, 5.958% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	21,228,933

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	ABPCI Direct Lending Fund Ltd.
$21,269,068	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	$21,053,357
	American Tower Trust 1
77,012,000	5.490%, 3/15/2028(a)	78,190,553
	Brazos Securitization LLC
7,444,560	5.014%, 9/1/2031(a)	7,537,151
	Centerpoint Energy Restoration Bond Co. II LLC
61,032,000	4.255%, 12/15/2035	60,880,641
	Cleco Securitization LLC
16,043,162	4.016%, 3/1/2031	15,884,495
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	23,468,996
	DTE Electric Securitization Funding II LLC
24,356,102	5.970%, 3/1/2033	25,521,542
	Duke Energy Carolinas Nc Storm Funding II LLC
30,094,000	4.226%, 7/1/2037	30,073,536
	Elm Trust
110,380	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	110,237
469,886	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	469,116
	Golub Capital Partners Funding Ltd.
9,271,113	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	9,243,077
28,151,690	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	28,038,689
50,039,020	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	48,886,772
	Kansas Gas Service Securitization I LLC
40,864,198	5.486%, 8/1/2032	42,173,417
	Monroe Capital Funding Ltd.
17,513,009	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	17,338,842
	Oklahoma Development Finance Authority
22,036,713	4.135%, 12/1/2033	21,907,556
8,426,999	4.285%, 2/1/2034	8,399,097
18,690,137	3.877%, 5/1/2037	18,280,938
	PG&E Recovery Funding LLC
31,252,413	5.045%, 7/15/2032	31,647,444
11,550,710	4.838%, 6/1/2033	11,750,918
	PG&E Wildfire Recovery Funding LLC
36,103,277	4.022%, 6/1/2031	36,052,371
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	14,088,808
17,196,000	2.328%, 1/15/2028(a)	16,471,290
12,423,000	6.599%, 1/15/2028(a)	12,683,966
	SCE Recovery Funding LLC
39,330,000	4.453%, 3/15/2036	39,420,459

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	SpringCastle America Funding LLC
$7,116,852	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	$6,683,565
	Texas Electric Market Stabilization Funding N LLC
29,070,560	4.265%, 8/1/2036(a)	28,956,072
	Texas Natural Gas Securitization Finance Corp.
7,168,189	5.102%, 4/1/2035	7,358,483
	VCP RRL Ltd.
17,201,644	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	16,974,066
	Virginia Power Fuel Securitization LLC
58,246,000	4.877%, 5/1/2031	59,607,500
	WEPCo Environmental Trust Finance LLC
7,851,363	Series 2021-1, Class A, 1.578%, 12/15/2035	7,078,679
		767,460,566
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,870,062,309)	2,921,031,744
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.5%
	AGENCY — 11.8%
	Federal Home Loan Mortgage Corp.
40,851,139	Series K062, Class A2, 3.413%, 12/25/2026	40,641,614
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,456,131
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,626,286
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	7,151,996
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,414,018
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	12,257,440
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,780,876
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	16,148,543
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	4,070,189
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	30,605,230
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	25,172,799
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	63,046,163
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	46,816,891
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	24,138,310
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	68,686,216
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	28,061,054
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,948,483
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,665,590
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	43,023,180
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,944,127
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,333,164
4,278,992	Series K093, Class A2, 2.982%, 5/25/2029	4,177,293
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	81,379,500
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	68,970,768

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	$38,929,760
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	87,896,897
19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	18,310,650
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	47,529,607
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	31,938,520
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	44,879,330
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,358,127
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,844,620
11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	10,991,451
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	15,167,431
9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	8,325,579
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	62,682,792
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	15,942,438
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	22,059,042
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,561,334
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	8,457,863
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,361,847
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,925,323
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	55,391,334
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	14,060,245
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	77,799,991
		1,277,930,042
	AGENCY STRIPPED — 0.3%
	Government National Mortgage Association
8,344,656	Series 2014-77, Class IO, 0.485%, 12/16/2047(b)	55,082
11,910,709	Series 2012-150, Class IO, 0.441%, 11/16/2052(b)	159,875
11,372,927	Series 2012-114, Class IO, 0.635%, 1/16/2053(b)	155,430
29,926,241	Series 2012-125, Class IO, 0.174%, 2/16/2053(b)	172,998
21,888,930	Series 2012-79, Class IO, 0.397%, 3/16/2053(b)	243,247
15,814,729	Series 2013-45, Class IO, 0.043%, 12/16/2053(b)	2,304
6,388,713	Series 2013-125, Class IO, 0.250%, 10/16/2054(b)	94,078
23,409,577	Series 2014-157, Class IO, 0.184%, 5/16/2055(b)	129,462
26,170,687	Series 2014-153, Class IO, 0.320%, 4/16/2056(b)	247,025
47,993,056	Series 2014-175, Class IO, 0.462%, 4/16/2056(b)	613,726
4,765,358	Series 2014-138, Class IO, 0.504%, 4/16/2056(b)	73,865
54,333,636	Series 2014-187, Class IO, 0.636%, 5/16/2056(b)	1,105,277
4,397,256	Series 2015-41, Class IO, 0.159%, 9/16/2056(b)	20,942
1,328,006	Series 2015-108, Class IO, 0.340%, 10/16/2056(b)	6,167
10,877,632	Series 2014-110, Class IO, 0.100%, 1/16/2057(b)	45,721
26,254,265	Series 2015-19, Class IO, 0.292%, 1/16/2057(b)	325,162
9,742,447	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	180,963
42,527,446	Series 2015-169, Class IO, 0.247%, 7/16/2057(b)	394,314

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY STRIPPED (Continued)
$7,261,347	Series 2015-150, Class IO, 0.366%, 9/16/2057(b)	$102,317
28,655,642	Series 2016-125, Class IO, 0.817%, 12/16/2057(b)	921,680
24,117,054	Series 2016-65, Class IO, 0.459%, 1/16/2058(b)	481,075
79,210,717	Series 2016-106, Class IO, 0.969%, 9/16/2058(b)	3,137,838
37,978,115	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	3,100,317
50,354,742	Series 2020-71, Class IO, 1.094%, 1/16/2062(b)	3,284,569
95,966,978	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	5,493,543
120,760,201	Series 2020-42, Class IO, 0.939%, 3/16/2062(b)	7,888,419
		28,435,396
	NON-AGENCY — 2.4%
	BANK5
31,134,000	Series 2025-5YR18, Class A3, 5.145%, 12/15/2058	31,986,349
	BBCMS Trust
4,720,505	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	4,656,431
9,736,000	Series 2025-5C36, Class A3, 5.517%, 8/15/2058	10,152,349
	Benchmark Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	18,206,138
	BMO Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	18,010,745
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,704,118
15,541,000	Series 2025-5C13, Class A3, 5.227%, 12/15/2058	15,991,918
	Progress Residential Trust
13,234,758	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	12,611,186
13,629,642	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,961,275
47,348,834	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	45,659,921
16,051,066	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	15,333,650
27,138,582	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	25,980,557
21,906,066	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	20,897,616
16,479,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2042(a)	15,697,889
		256,850,142
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,546,334,947)	1,563,215,580
	CORPORATE BANK DEBT — 0.2%
	Capstone Acquisition Holdings, Inc. Term Loan
19,120,545	8.316% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	19,263,471
	JC Penney Corp., Inc.
26,302,796	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	2,630
	Lealand Finance Company B.V. Senior Exit LC
8,942,165	3.500%, 6/30/2027(c),(d),(e),(g),(h),(i)	(1,073,060)

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BANK DEBT (Continued)
	McDermott Technology Americas, Inc.
$357,267	7.830% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	$275,096
	TOTAL CORPORATE BANK DEBT
	(Cost $19,215,124)	18,468,137
	CORPORATE BONDS — 1.6%
	COMMUNICATIONS — 0.0%
	Frontier Communications Holdings LLC
5,925,000	5.875%, 10/15/2027(a)	5,923,874
	FINANCIALS — 1.5%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d)	26,023,000
	Blue Owl Credit Income Corp.
22,579,000	7.950%, 6/13/2028	23,862,214
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029	25,930,392
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	29,461,595
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d)	12,891,000
		160,668,201
	HEALTH CARE — 0.1%
	Heartland Dental LLC/Heartland Dental Finance Corp.
8,756,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	9,150,983
	TOTAL CORPORATE BONDS
	(Cost $170,238,998)	175,743,058
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 27.4%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.7%
	Federal National Mortgage Association
143,726	Series 2010-43, Class MK, 5.500%, 5/25/2040	146,070
5,413,045	Series 3810, Class PE, 4.000%, 2/15/2041	5,323,971
695,826	Series 2012-144, Class PD, 3.500%, 4/25/2042	689,849
402,471	Series 2013-93, Class PJ, 3.000%, 7/25/2042	392,197
54,434,301	Series 2024-70, Class EC, 3.000%, 11/25/2047	50,950,799
	GS Mortgage-Backed Securities Trust
15,254,263	Series 2024-95, Class AB, 2.500%, 6/20/2045(a),(b)	14,166,866
		71,669,752
	AGENCY POOL ADJUSTABLE RATE — 1.4%
	Fannie Mae Pool
2,686,946	1.729% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,454,265
22,238,707	1.969% (30-Day SOFR Average+207.716 basis points), 8/1/2051(b)	20,465,788

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL ADJUSTABLE RATE (Continued)
$1,809,322	1.606% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	$1,641,764
21,009,289	1.886% (30-Day SOFR Average+233.495 basis points), 4/1/2052(b)	19,162,396
	Freddie Mac Non Gold Pool
8,673,558	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,877,302
10,554,690	2.556% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	9,816,053
7,346,281	2.544% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	6,842,081
72,924,630	2.160% (30-Day SOFR Average+217.815 basis points), 7/1/2052(b)	66,846,500
8,886,190	3.311% (30-Day SOFR Average+222.209 basis points), 11/1/2052(b)	8,532,950
10,753,866	2.166% (30-Day SOFR Average+217.906 basis points), 5/1/2053(b)	9,859,429
		153,498,528
	AGENCY POOL FIXED RATE — 19.1%
	Fannie Mae Pool
63,435,845	1.500%, 12/1/2035	57,666,900
12,823,308	1.500%, 12/1/2035	11,597,029
1,856,424	1.500%, 3/1/2036	1,682,958
14,557,440	1.000%, 4/1/2036	12,717,524
4,757,183	1.500%, 4/1/2036	4,312,665
15,441,924	1.500%, 4/1/2036	13,999,009
11,204,626	1.500%, 5/1/2036	10,157,650
24,519,904	1.500%, 6/1/2036	22,228,730
5,382,381	1.500%, 6/1/2036	4,877,762
9,536,973	1.500%, 7/1/2036	8,642,844
86,305,267	1.500%, 8/1/2036	78,240,782
6,220,549	1.500%, 8/1/2036	5,637,349
22,661,572	1.000%, 9/1/2036	19,732,206
10,774,653	1.500%, 9/1/2036	9,764,488
25,972,163	1.500%, 10/1/2036	23,537,171
13,949,764	1.000%, 11/1/2036	12,091,727
90,492,336	1.000%, 12/1/2036	78,440,431
127,543,295	1.000%, 3/1/2037	110,556,888
57,316,995	1.500%, 3/1/2037	51,961,215
42,938,903	1.500%, 8/1/2037	38,886,377
11,026,054	2.000%, 6/1/2040	9,753,621
4,104,669	2.000%, 9/1/2040	3,625,084
4,464,926	2.000%, 10/1/2040	3,941,310
12,897,716	2.000%, 10/1/2040	11,388,907
3,248,285	1.500%, 11/1/2040	2,768,183
21,258,453	2.000%, 11/1/2040	18,754,579
13,407,131	1.500%, 12/1/2040	11,416,530
15,949,377	2.000%, 12/1/2040	14,061,454
4,569,134	1.500%, 1/1/2041	3,887,770
12,723,259	1.500%, 2/1/2041	10,817,401

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$14,805,312	1.500%, 5/1/2041	$12,552,316
14,179,754	2.500%, 5/1/2041	12,776,790
8,573,293	2.000%, 7/1/2041	7,523,764
58,264,222	2.000%, 9/1/2041	51,389,428
56,810,122	1.500%, 10/1/2041	47,924,292
84,119,281	1.500%, 11/1/2041	70,913,445
6,142,816	1.500%, 12/1/2041	5,174,543
5,691,860	1.500%, 3/1/2042	4,805,261
18,089,186	1.500%, 3/1/2042	15,366,890
28,181,448	1.500%, 3/1/2042	23,830,390
41,909,998	1.500%, 3/1/2042	35,413,806
50,918,172	1.500%, 3/1/2042	42,948,190
20,120,700	2.000%, 8/1/2042	17,629,576
56,828,069	2.000%, 8/1/2042	49,615,457
28,198,116	3.500%, 4/1/2044	26,757,153
37,407,552	4.000%, 6/1/2045	36,635,737
65,181,929	4.000%, 3/1/2046	63,868,513
8,000,845	4.000%, 7/1/2046	7,832,703
9,232,453	4.000%, 10/1/2046	9,037,615
5,072,787	4.000%, 10/1/2046	4,969,029
7,671,890	4.000%, 3/1/2048	7,504,003
33,147,575	4.500%, 1/1/2050	33,181,489
28,996,289	4.500%, 1/1/2050	29,031,340
	Freddie Mac Pool
235,132	2.500%, 8/1/2028	231,509
84,682,149	1.500%, 11/1/2035	76,981,036
6,168,854	1.500%, 11/1/2035	5,578,933
22,263,350	1.500%, 1/1/2036	20,169,673
2,859,114	1.500%, 4/1/2036	2,591,955
4,725,341	1.500%, 5/1/2036	4,283,798
14,179,348	1.500%, 6/1/2036	12,818,961
5,624,498	1.000%, 7/1/2036	4,891,638
25,459,291	1.500%, 8/1/2036	23,072,383
8,484,104	1.000%, 10/1/2036	7,403,122
19,045,262	1.500%, 10/1/2036	17,259,695
57,290,448	1.500%, 10/1/2036	51,937,149
5,593,174	1.500%, 11/1/2036	5,070,540
17,572,632	2.000%, 6/1/2040	15,545,831
3,850,146	2.000%, 8/1/2040	3,401,873
2,698,941	4.000%, 10/1/2040	2,645,719
10,143,394	1.500%, 11/1/2040	8,644,437
2,455,986	4.000%, 11/1/2040	2,408,359
5,733,424	2.000%, 12/1/2040	5,054,329

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$3,929,239	4.000%, 12/1/2040	$3,849,287
3,819,678	1.500%, 2/1/2041	3,252,606
32,033,128	1.500%, 3/1/2041	27,213,196
84,790,036	1.500%, 3/1/2041	72,027,796
24,008,343	1.500%, 4/1/2041	20,363,286
74,519,003	1.500%, 5/1/2041	63,166,159
69,280,692	1.500%, 6/1/2041	58,675,710
10,449,311	1.500%, 7/1/2041	8,841,115
6,655,702	2.000%, 8/1/2041	5,834,371
11,032,902	1.500%, 10/1/2041	9,307,293
4,044,864	1.500%, 11/1/2041	3,428,217
16,187,616	1.500%, 11/1/2041	13,646,561
62,320,252	1.500%, 12/1/2041	52,504,931
29,817,772	1.500%, 12/1/2041	25,310,371
5,001,802	1.500%, 1/1/2042	4,229,226
35,167,798	1.500%, 1/1/2042	29,691,802
36,075,962	2.000%, 5/1/2042	31,588,646
24,525,852	2.000%, 8/1/2042	21,463,269
18,155,713	2.000%, 8/1/2042	15,927,287
41,322,743	4.500%, 12/1/2045	41,372,966
		2,065,513,309
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.2%
	Citigroup Mortgage Loan Trust
1,541,641	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,519,658
	GS Mortgage-Backed Securities Trust
9,492,664	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	8,564,136
36,733,851	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	33,105,538
35,249,163	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	31,695,614
28,128,145	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	25,238,969
9,577,480	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	8,578,203
5,941,716	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	5,303,760
13,169,070	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	12,051,160
9,988,284	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	8,932,027
5,162,901	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	4,720,421
32,808,342	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	29,277,767
6,128,541	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	5,593,740
75,582,668	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	67,210,505
48,535,890	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	43,197,661
	J.P. Morgan Mortgage Trust
4,859,336	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,388,262
10,373,598	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	9,359,459
15,296,257	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	13,440,645

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$41,122,756	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	$36,932,606
11,087,019	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	9,998,801
51,212,467	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	46,115,054
56,553,183	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	51,036,081
3,228,544	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	2,893,568
2,971,684	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,655,264
5,344,221	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	4,885,519
26,934,092	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	24,599,493
25,802,871	Series 2025-1, Class A4, 3.688%, 1/25/2063(a),(b)	24,253,863
	OBX Trust
2,329,391	Series 2021-J3, Class A4, 2.500%, 10/25/2051(a),(b)	2,095,241
38,545,453	Series 2022-J1, Class A3, 3.000%, 2/25/2052(a),(b)	35,113,689
	Pretium Mortgage Credit Partners LLC
7,150,832	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	6,896,135
	Progress Residential Trust
14,804,000	Series 2025-SFR6, Class A, 4.000%, 12/17/2042(a)	14,418,865
	Sequoia Mortgage Trust
3,711,305	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	3,341,400
4,419,884	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	3,976,741
4,169,977	Series 2022-1, Class A4, 2.500%, 2/25/2052(a),(b)	3,724,632
47,169,311	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	42,058,988
	Towd Point Mortgage Trust
6,236,918	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	5,747,959
17,453,620	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	16,994,480
	Wells Fargo Mortgage Backed Securities
5,839,320	Series 2021-2, Class A3, 2.500%, 6/25/2051(a),(b)	5,240,572
2,444,454	Series 2022-1, Class A3, 2.500%, 8/25/2051(a),(b)	2,183,688
12,765,424	Series 2022-2, Class A4, 2.500%, 12/25/2051(a),(b)	11,371,187
		668,711,351
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,869,970,772)	2,959,392,940
	U.S. TREASURY NOTES & BONDS — 18.4%
	U.S. Treasury Note
317,008,000	3.625%, 8/31/2030	316,153,663
149,720,000	3.625%, 9/30/2030	149,158,550
106,471,000	4.625%, 9/30/2030	110,658,643
1,046,015,000	3.625%, 10/31/2030	1,041,765,564

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES & BONDS (Continued)
$366,750,000	3.500%, 11/30/2030	$363,137,916
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,973,170,608)	1,980,874,336
	TOTAL BONDS & DEBENTURES
	(Cost $9,448,992,758)	9,618,725,795

Number
of Shares
	COMMON STOCKS — 1.7%
	METALS & MINING — 0.5%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (c),(d)	49,921,392
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(d)	5,852,340
	TRANSPORTATION & LOGISTICS — 1.1%
3,806,420	PHI Group, Inc.(c),(d),(j)	121,805,440
	TOTAL COMMON STOCKS
	(Cost $125,200,428)	177,579,172
	SHORT-TERM INVESTMENTS — 8.7%
	MONEY MARKET INVESTMENTS — 0.5%
54,770,524	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.64%(k)	54,770,524

Principal
Amount
	TREASURY BILLS — 8.2%
	U.S. Treasury Bill
$247,397,000	3.66%, 1/8/2026(l)	247,223,495
325,377,000	3.62%, 1/15/2026(l)	324,925,637
302,678,000	3.60%, 1/22/2026(l)	302,052,959
13,769,000	3.52%, 1/29/2026(l)	13,731,892
		887,933,983
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $942,704,507)	942,704,507

	TOTAL INVESTMENTS — 99.6%
	(Cost $10,516,897,693)	10,739,009,474

	Other Assets in Excess of Liabilities — 0.4%	39,482,982
	TOTAL NET ASSETS — 100.0%	$10,778,492,456

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,864,605,062, which represents 26.58% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $294,174,729, which represents 2.73% of Total Net Assets.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	Security is in default.
(g)	As of December 31, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(i)	All or a portion of the loan is unfunded.
(j)	Affiliated company.
(k)	The rate is the annualized seven-day yield at period end.
(l)	Treasury bill discount rate.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Issuer	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
AIPCF VIII A-BL Aggregator Cayman LP	4/18/2024	$68,316,627	$49,921,392	0.46%
Apollo Debt Solution BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	26,023,000	26,023,000	0.24%
Capstone Acquisition Holdings, Inc. Term Loan, 8.316% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	19,060,999	19,263,471	0.18%
Copper Property CTL Pass Through Trust	10/5/2017	25,752,396	5,852,340	0.05%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	8,634,561	9,150,983	0.09%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	42,500,000	42,500,000	0.40%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	2,630	0.00%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	2/28/2020	(9,339)	(1,073,060)	-0.01%
McDermott Technology Americas, Inc., 7.830%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	211,598	275,096	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	12,891,000	12,891,000	0.12%
PHI Group, Inc.	8/19/2019	31,131,405	121,805,440	1.13%
Prop 2017-1A, 5.300% 3/15/2042	2/9/2017	7,914,743	7,562,437	0.07%
		$242,426,990	$294,174,729	2.73%

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Security Description	Shares Held as of September 30, 2025	Beginning Value as of September 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of December 31, 2025	Shares as of December 31, 2025	Dividend Income From Affiliated Investments
PHI Group, Inc.	3,806,420	121,805,440	-	-	-	-	-	-	$121,805,440	3,806,420	-
Total		$121,805,440	$-	$-	$-	$-	$-	$-	$121,805,440		$-